Prepayments, Accrued Income and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments Accrued Income And Other Receivables [Abstract]
Summary of Prepayments, Accrued Income and Other Receivables

	2024	2023
	(in thousands)
	£	£
Prepayments - manufacturing and clinical	395	1,081
Prepayments - other	482	888
Accrued income	6	21
VAT	21	663
Other receivables	18	18
	922	2,671